Description of the Plan (Tables) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Schedule of Vested and Nonforfeitable Right in the Bank's Profit Sharing Contributions	Each participant attains a vested and nonforfeitable right in the Bank’s profit sharing contributions according to the following schedule.

Years of Service	Percentage
Less than 1 year	0%
1 year	20%
2 years	40%
3 years	60%
4 years	80%
5 years or more	100%

Schedule of Vesting in the Bank's Safe Harbor and Any Qualified Elective Matching Contributions	Vesting in the Bank’s safe harbor and any qualified elective matching contributions based on the following schedule:

Years of Service	Percentage
Less than 2 years	0%
Two or More Years	100%